Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2022
Contingent liabilities and commitments
Schedule of commitments

	2022 £m	2021 £m
Contracted for but not provided in the Consolidated Financial Statements:
Intangible assets	107	68
Property, plant and equipment	126	80
Total	233	148